As filed with the Securities and Exchange Commission on October 21, 2013.

File No. 033-65243

811-04613

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 97	☒

VARIABLE ACCOUNT C

(Exact Name of Registrant)

UNION SECURITY INSURANCE COMPANY

(Name of Depositor)

2323 Grand Boulevard
Kansas City, MO 64108

(Address of Depositor’s Principal Offices)

(816) 474-2345

(Depositor’s Telephone Number, Including Area Code)

Sun-Jin Moon
The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102

(Name and Address of Agent for Service)

INDIVIDUAL VARIABLE LIFE CONTRACTS — THE REGISTRANT HAS
REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on , 2013, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on , pursuant to paragraph (a)(1) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus in Part A and Statement of Additional Information in Part B of Post-Effective Amendment No. 28 are incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6 (File No. 033-65243), as filed on April 22, 2013. A Supplement to the Prospectus is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 28 does not supersede Post-Effective Amendment No. 27 as filed on April 22, 2013.

Part A

Supplement to Your Prospectus

At a meeting of the Board of Directors of Hartford Series Fund, Inc. (the "Board") on June 18, 2013, the Board approved certain changes to the Hartford Money Market HLS Fund (the "Fund"). Specifically, the Board approved, among other things, changes to the Fund's name, investment objective and principal investment strategy.

Effective on or about October 21, 2013, the Fund will: (i) cease to operate as a money market fund; (ii) no longer seek to maintain a stable $1.00 NAV per share (the NAV will fluctuate daily); and (iii) be renamed the Hartford Ultrashort Bond HLS Fund, and be managed as an ultra-short bond fund.

Any policy or rider provision or administrative program that requires Policy Value to be allocated to a money market fund will utilize the Fidelity VIP Money Market Fund effective on or after October 14, 2013. Any Policy Value allocated to the Fund effective prior to October 14, 2013 pursuant to a contractual provision that requires Policy Value to be allocated to a money market fund will remain in the Fund and will not be transferred to the Fidelity VIP Money Market Fund.

I. Name Change — Hartford Money Market HLS Fund

The name of the Hartford Money Market HLS Fund will change to the Hartford Ultrashort Bond HLS Fund. Any reference in your Prospectus to the Fund will be deleted and replaced with the Hartford Ultrashort Bond HLS Fund.

II. Fund Objective and Investment Adviser/Sub-Adviser Change

Under "The Funds" section of your prospectus, the information for the Hartford Money Market HLS Fund in the table is deleted and replaced with the following:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Ultrashort Bond HLS Fund — Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company, LLP

III. Fund Add — Fidelity VIP Money Market Fund

Effective on or about October 14, 2013, the Fidelity VIP Money Market Fund Sub-Account is added as an investment option under your Policy.

The following fund fees are added to the "Investment Management Fees and Other Expenses" table of your prospectus:

Underlying Fund	Management Fee	Distribution And/or Service (12b-1) Fees	Other Expenses	Total Annual Operating Expenses
Fidelity VIP Money Market Fund — Service Class	0.17%	0.10%	0.09%	0.36%

The following fund objective is added to the table under "The Funds" section your prospectus:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fidelity VIP Money Market Fund — Service Class	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company Sub-advised by Fidelity Investments Money Market, Inc. and other Fidelity affiliates

IV. Allocation of Premium Payments and Initial Net Premium

The sections "Allocation of Premium Payments" and "Initial Net Premium" are deleted in their entirety and replaced with the following:

Allocation of Premium Payments

Initial Net Premium — During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. With respect to any initial premium payment received before the issuance of the Policy and any premium payment that is not in good order, we may temporarily hold the Premium in a suspense account and we may earn interest on such amount. You will not be credited interest during that period. The monies held in the suspense account may be subject to claims of our general creditors. The premium payment will not be reduced nor increased due to market fluctuations during that period.

After the Policy is issued and upon commencement of the Free-Look Period, any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period and prior to October 14, 2013 will be applied to the Hartford Money Market HLS Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period and on or after October 14, 2013 will be applied to the Fidelity VIP Money Market Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Effective on or after October 21, 2013, the Hartford Money Market HLS Fund will be renamed the Hartford Ultrashort Bond HLS Fund. Any Policy Value still allocated to the Hartford Money Market HLS Fund on or after October 21, 2013 pursuant to the Free-Look Period, will remain in the Hartford Ultrashort Bond HLS Fund until the end of the Free-Look Period.

Upon expiration of the Free-Look Period, we will automatically allocate the Policy Value from the money market fund sub-account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions. (For policies issued by Harford Life Insurance Company, if your Policy was issued as a result of a replacement, we will automatically move the Policy Value from the money market fund sub-account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions 10 days after the Policy was issued, not at the end of the Free Look Period).

This supplement should be retained with the Prospectus for future reference.

HV-7615-13

PART C

OTHER INFORMATION

Item 26. Exhibits

(a)	Resolution of the Board of Directors of Fortis Benefits Insurance Company (“Fortis”) authorizing the establishment of the Separate Account.(1)
(b)	Not Applicable.
(c)	Principal Underwriter and Servicing Agreement.(6)
(d)	Form of Variable Life Insurance Policy.(2)
	(1)	Accelerated Death Benefit Rider(3)
	(2)	Additional Insured Rider(3)
	(3)	Estate Protection Rider(3)
	(4)	First to Die Rider(3)
	(5)	Primary Insured Rider(3)
	(6)	Second to Die Rider(3)
	(7)	Waiver of Monthly Deduction Amount Rider(3)
	(8)	Waiver of Select Amount Rider(3)
(e)	Form of Application for Variable Life Insurance Policy.(1)
(f)	(1)	Restated and Amended Articles of Incorporation of Union Security Insurance Company(7)
	(2)	Restated Bylaws of Union Security Insurance Company(4)
(g)	Reinsurance Contracts.
	(1)	American United Life Insurance Company(3)
	(2)	Lincoln National Life Insurance Company(3)
	(3)	RGA Reinsurance Company(3)
	(4)	Security Life of Denver Insurance Company(3)
	(5)	The Prudential Insurance Company of America(7)
(h)	Participation Agreements and Amendments.
	(1)	Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.(3)
(i)	Administrative Services Agreements and Amendments.
	(1)	Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.(3)
	(2)	The Prudential Insurance Company of America(7)
(j)	Not Applicable.
(k)	Opinion and consent of Counsel.
(l)	Not Applicable.
(m)	Not Applicable.
(n)	(1)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
	(2)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
	(3)	Copy of Power of Attorney.
(o)	No financial statement will be omitted.
(p)	Not Applicable.
(q)	Memorandum describing transfer and redemption procedures.(5)

(1)            Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243, dated April 22, 2002.

(2)            Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 33-03919, filed with the commission on April 22, 2002.

(3)            Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, File No. 033-65243, dated April 25, 2012.

(4)            Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 333-63935 filed with the Commission on November 16, 2009.

(5)            Incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement, File No. 33-65243, filed with the Securities and Exchange Commission on May 29, 1996.

(6)            Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-6, File No. 033-65243, filed with the Securities and Exchange Commission on November 14, 2012.

(7)            Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 033-65243, filed with the Securities and Exchange Commission on April 22, 2013.

Item 27. Partial List of Officers and Directors.

Name and Address	Position and Offices With Depositor
Miles B. Yakre(1)	Senior Vice President, Chief Financial Officer and Treasurer, Director
S. Craig Lemasters(2)	Director
Michael J. Peninger(3)	Chairman of the Board
Sylvia Wagner(3)	Director
John Steven Roberts(1)	President and Chief Executive Officer, Director
Christopher J. Pagano(3)	Director

(1)            Address: 2323 Grand Boulevard, Kansas City, MO 64108

(2)            Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

(3)            Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant

Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 033-65243, filed with the Securities and Exchange Commission on April 22, 2013.

Item 29. Indemnification

Union Security’s By-Laws provide for indemnity and payment of expenses of Union Security’s officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Kansas law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Registrant and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a)            Hartford Securities Distribution Company, Inc. acts as the principal underwriter for the below registered investment companies:

Hartford Life Insurance Company - DC Variable Account I

Hartford Life Insurance Company - Separate Account One

Hartford Life Insurance Company - Separate Account Two

Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)

Hartford Life Insurance Company - Separate Account Two (QP Variable Account)

Hartford Life Insurance Company - Separate Account Two (Variable Account “A”)

Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)

Hartford Life Insurance Company - Separate Account Ten

Hartford Life Insurance Company - Separate Account Three

Hartford Life Insurance Company - Separate Account Five

Hartford Life Insurance Company - Separate Account Seven

Hartford Life Insurance Company - Separate Account Eleven

Hartford Life Insurance Company - Separate Account Twelve

Hartford Life and Annuity Insurance Company - Separate Account One

Hartford Life and Annuity Insurance Company - Separate Account Ten

Hartford Life and Annuity Insurance Company - Separate Account Three

Hartford Life and Annuity Insurance Company - Separate Account Five

Hartford Life and Annuity Insurance Company - Separate Account Six

Hartford Life and Annuity Insurance Company - Separate Account Seven

Union Security Life Insurance Company of New York - Separate Account A

Union Security Insurance Company - Variable Account C

Union Security Insurance Company - Variable Account D

Union Security Insurance Company - Variable Account D

(b) Partial list of Officers and Directors of Hartford Securities Distribution Company, Inc.:

Name and Principal
Business Address	Title

Diana Benken	Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)	AML Compliance Officer and Chief Compliance Officer
Kathleen E. Jorens (2)	Vice President, Assistant Treasurer
Robert W. Paiano (2)	Senior Vice President, Treasurer
Cathleen Shine	Secretary
Diane E. Tatelman	Vice President
Eamon J. Twomey	Vice President and Chief Operating Officer
Jane Wolak	Chairman of the Board, Chief Executive Officer and President, Director

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

(1) Address: 100 Matsonford Road, Radnor, PA 19087

(2) Address: One Hartford Plaza, Hartford, CT 06155

(c)             None.

Item 31. Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company	500 Bielenberg Drive, Woodbury, MN 55125
Hartford Securities Distribution Company, Inc.	200 Hopmeadow Street, Simsbury, CT 06089
The Prudential Insurance Company of America	200 Hopmeadow Street, Simsbury, CT 06089
The Prudential Insurance Company of America	751 Broad Street, Newark, NJ 07102

Item 32. Management Services

On January 2, 2013, Hartford Life and Annuity Insurance Company (“Hartford”) entered into agreements with The Prudential Insurance Company of America (“Prudential”) under which Prudential will reinsure the obligations of Hartford under the variable life policies and to provide administration for the policies. Prior to January 2, 2013, Hartford provided administration for the policies issued by Union Security Insurance Company (“USIC”) in accordance with the terms of the Administrative Services Agreement dated April 1, 2001 by and between USIC and Hartford (“Hartford Administrative Services Agreement”).

Item 33. Representation of Reasonableness of Fees

Union Security hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Union Security.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 21st day of October, 2013.

UNION SECURITY INSURANCE COMPANY
VARIABLE ACCOUNT C
(Registrant)

By:	John Steven Roberts*	*By:	/s/ Sun-Jin Moon
	John Steven Roberts		Sun-Jin Moon
	President and Chief Executive Officer, Director*		Attorney-in-Fact

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:	John Steven Roberts*
John Steven Roberts
President and Chief Executive Officer, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Miles B. Yakre,
Senior Vice President, Chief Financial Officer and Treasurer, Director*
S. Craig Lemasters,
Director*
Michael J. Peninger,
Chairman of the Board*
Sylvia Wagner
Director*	*By:	/s/ Sun-Jin Moon
John Steven Roberts,		Sun-Jin Moon
President and Chief Executive Officer, Director*		Attorney-in-Fact
Christopher J. Pagano,
Director*	Date:	October 21, 2013

033-65243

EXHIBIT INDEX

(k)	Opinion and Consent of Counsel
(n)(1)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm
(n)(2)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
(n)(3)	Copy of Power of Attorney